Restructuring And Related Activities	12 Months Ended
Mar. 31, 2017
Restructuring And Related Activities [Abstract]
Restructuring And Related Activities Disclosure Text Block

14. Plant Restructuring

During 2016, the Company recorded a restructuring charge of $10.3 million related to the closing of a plant in the Northwest of which $0.2 million was related to severance cost, $5.1 million was related to asset impairments (contra fixed assets), and $5.1 million was related to other costs ($3.6 related to operating lease costs). During 2016, the Company reduced the costs of the plant closing in the Midwest, started in 2015, by $0.1 million, mostly related to severance costs. During 2017, the Company increased the costs related to the closing of the plant in the Northwest, started in 2016, by $0.5 million, mostly related to operating equipment move costs partially offset by impairment credits. In addition, in 2017 the Company incurred $1.3 million related to severance costs for a plant in the West.

During 2015, the Company recorded a restructuring charge of $1.4 million related to the closing of a plant in the Midwest and the realignment of two other plants, one in the Midwest and the other in the Northwest, of which $0.8 million was related to severance cost, $0.3 million was related to equipment costs (contra fixed assets), and $0.3 million was related to equipment relocation costs.

These charges are included under Plant Restructuring in the Consolidated Statements of Net Earnings. Severance Payable and Other Costs Payable are included in Other Accrued Expenses on the Consolidated Balance Sheets.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during 2015, 2016 and 2017:

		Long-Lived	Other
	Severance	Asset	Costs
	Payable	Impairment	Payable	Total
	(In thousands)

Balance March 31, 2014	$10	$-	$-	$10
Charge to expense	842	264	270	1,376
Cash payments/write offs	(137)	-	-	(137)
Balance March 31, 2015	715	264	270	1,249
Charge to expense	162	5,065	5,075	10,302
Cash payments/write offs	(877)	(354)	(1,448)	(2,679)
Balance March 31, 2016	-	4,975	3,897	8,872
Charge to expense	1,578	(384)	635	1,829
Cash payments/write offs	(1,541)	182	(4,227)	(5,586)
Balance March 31, 2017	$37	$4,773	$305	$5,115